COMMITMENTS AND CONTIGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Future Minimum Lease Payments	Year ended December 31
2014	56
2015	47

$103